Revenue from contracts with customers - Sales by geographic area (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 91,881,204	$ 50,223,393	$ 71,488,512
Percentage of entitys revenue	100.00%	100.00%	100.00%
Colombia Country [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 44,822,210	$ 24,687,715	$ 34,305,108
Percentage of entitys revenue	48.80%	49.20%	48.00%
United States Of America Country [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 16,025,083	$ 11,365,218	$ 17,371,173
Percentage of entitys revenue	17.40%	22.60%	24.30%
Asia continent [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 20,355,063	$ 9,497,498	$ 13,529,151
Percentage of entitys revenue	22.20%	18.90%	18.90%
Central America And Caribbean [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 3,503,618	$ 2,581,644	$ 3,472,665
Percentage of entitys revenue	3.80%	5.10%	4.90%
South America And Others [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 5,727,355	$ 1,296,370	$ 1,502,815
Percentage of entitys revenue	6.20%	2.60%	2.10%
Europe continent [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 1,447,875	$ 794,948	$ 1,307,600
Percentage of entitys revenue	1.60%	1.60%	1.80%